Reserves - Disclosure of Outstanding Share Purchase Options (Parenthetical) (Detail) $ in Millions	3 Months Ended				6 Months Ended
	Mar. 31, 2026 $ / shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 $ / shares	Mar. 31, 2025 USD ($)	Jun. 30, 2026 $ / shares	Jun. 30, 2025 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Fair value per option granted | $ / shares	$ 43.34		$ 23.9		$ 43.34	$ 23.9
Fair value of options issued during the year | $		$ 3		$ 3